Consolidated Statements of Financial Position (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Position
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized shares	750	750
Common stock, issued shares	386.4	385.9
Treasury stock, shares	61.6	53.6